Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2015	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Oct. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
C000002851
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Equity Income Fund - Class AAA
C000243164
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Equity Income Fund - Class C
C000061072
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Equity Income Fund - Class I
C000002850
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Equity Income Fund - Class A
C000203681
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class A
C000203683
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class C
C000203680
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class I
C000203682
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class AAA
C000002861
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Focused Growth and Income Fund - Class AAA
C000002860
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Focused Growth and Income Fund - Class C
C000061074
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Focused Growth and Income Fund - Class I
C000002858
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Focused Growth and Income Fund - Class A
C000002855
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Small Cap Growth Fund - Class AAA
C000002857
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Small Cap Growth Fund - Class C
C000061073
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Small Cap Growth Fund - Class I
C000002854
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Small Cap Growth Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 32,480	$ 10,000	$ 30,004	$ 23,101	$ 25,037	$ 21,649	$ 13,846	$ 14,885		$ 13,594	$ 11,926	$ 10,178
S&P 500 Index
Account Value [Line Items]
Account Value	32,480	10,000	30,004	23,101	25,037	21,649	13,846	14,885		13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	32,480	10,000	30,004	23,101	25,037	21,649	13,846	14,885		13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	32,480	10,000	30,004	23,101	25,037	21,649	13,846	14,885		13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	24,525		22,656	17,444	18,905	16,347	10,455	11,240	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	24,525		22,656	17,444	18,905	16,347	10,455	11,240	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	24,525		22,656	17,444	18,905	16,347	10,455	11,240	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	24,525		22,656	17,444	18,905	16,347	10,455	11,240	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	32,480	10,000	30,004	23,101	25,037	21,649	13,846	14,885		13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	32,480	10,000	30,004	23,101	25,037	21,649	13,846	14,885		13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	32,480	10,000	30,004	23,101	25,037	21,649	13,846	14,885		13,594	11,926	10,178
S&P 500 Index
Account Value [Line Items]
Account Value	32,480	10,000	30,004	23,101	25,037	21,649	13,846	14,885		13,594	11,926	10,178
Russell 2000 Index
Account Value [Line Items]
Account Value	18,415	10,000	19,184	16,026	18,131	19,245	9,877	12,994		12,733	11,390	9,024
Russell 2000 Index
Account Value [Line Items]
Account Value	18,415	10,000	19,184	16,026	18,131	19,245	9,877	12,994		12,733	11,390	9,024
Russell 2000 Index
Account Value [Line Items]
Account Value	18,415	10,000	19,184	16,026	18,131	19,245	9,877	12,994		12,733	11,390	9,024
Russell 2000 Index
Account Value [Line Items]
Account Value	18,415	10,000	19,184	16,026	18,131	19,245	9,877	12,994		12,733	11,390	9,024
Lipper Equity Income Fund Average
Account Value [Line Items]
Account Value	23,998	10,000	22,305	18,824	19,720	17,333	11,725	13,454		12,581	11,544	9,944
Lipper Equity Income Fund Average
Account Value [Line Items]
Account Value	23,998	10,000	22,305	18,824	19,720	17,333	11,725	13,454		12,581	11,544	9,944
Lipper Equity Income Fund Average
Account Value [Line Items]
Account Value	23,998	10,000	22,305	18,824	19,720	17,333	11,725	13,454		12,581	11,544	9,944
Lipper Equity Income Fund Average
Account Value [Line Items]
Account Value	23,998	10,000	22,305	18,824	19,720	17,333	11,725	13,454		12,581	11,544	9,944
MSCI World Financials Index
Account Value [Line Items]
Account Value	23,297		19,035	14,497	16,035	14,328	8,822	11,098	10,000
S&P 500 Financials Index
Account Value [Line Items]
Account Value	24,484		20,373	15,255	17,788	15,509	9,259	11,176	10,000
MSCI World Financials Index
Account Value [Line Items]
Account Value	23,297		19,035	14,497	16,035	14,328	8,822	11,098	10,000
S&P 500 Financials Index
Account Value [Line Items]
Account Value	24,484		20,373	15,255	17,788	15,509	9,259	11,176	10,000
MSCI World Financials Index
Account Value [Line Items]
Account Value	23,297		19,035	14,497	16,035	14,328	8,822	11,098	10,000
S&P 500 Financials Index
Account Value [Line Items]
Account Value	24,484		20,373	15,255	17,788	15,509	9,259	11,176	10,000
MSCI World Financials Index
Account Value [Line Items]
Account Value	23,297		19,035	14,497	16,035	14,328	8,822	11,098	10,000
S&P 500 Financials Index
Account Value [Line Items]
Account Value	24,484		20,373	15,255	17,788	15,509	9,259	11,176	$ 10,000
S&P Midcap 400
Account Value [Line Items]
Account Value	22,463	10,000	23,089	18,721	19,732	18,866	10,283	13,270		12,935	11,657	9,640
S&P Midcap 400
Account Value [Line Items]
Account Value	22,463	10,000	23,089	18,721	19,732	18,866	10,283	13,270		12,935	11,657	9,640
S&P Midcap 400
Account Value [Line Items]
Account Value	22,463	10,000	23,089	18,721	19,732	18,866	10,283	13,270		12,935	11,657	9,640
S&P Midcap 400
Account Value [Line Items]
Account Value	22,463	10,000	23,089	18,721	19,732	18,866	10,283	13,270		12,935	11,657	9,640
S&P SmallCap 600 Index
Account Value [Line Items]
Account Value	20,658	10,000	21,381	18,443	20,227	19,981	10,229	13,803		13,590	12,060	9,680
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Account Value	19,980	10,000	20,679	17,306	18,754	18,404	9,610	13,008		12,799	11,556	9,372
S&P SmallCap 600 Index
Account Value [Line Items]
Account Value	20,658	10,000	21,381	18,443	20,227	19,981	10,229	13,803		13,590	12,060	9,680
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Account Value	19,980	10,000	20,679	17,306	18,754	18,404	9,610	13,008		12,799	11,556	9,372
S&P SmallCap 600 Index
Account Value [Line Items]
Account Value	20,658	10,000	21,381	18,443	20,227	19,981	10,229	13,803		13,590	12,060	9,680
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Account Value	19,980	10,000	20,679	17,306	18,754	18,404	9,610	13,008		12,799	11,556	9,372
S&P SmallCap 600 Index
Account Value [Line Items]
Account Value	20,658	10,000	21,381	18,443	20,227	19,981	10,229	13,803		13,590	12,060	9,680
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Account Value	$ 19,980	$ 10,000	$ 20,679	$ 17,306	$ 18,754	$ 18,404	$ 9,610	$ 13,008		$ 12,799	$ 11,556	$ 9,372